Hoya Capital High Dividend Yield ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Dividend Champions - 15.1%
Alexandria Real Estate Equities, Inc.	8,777	$1,044,463
Apple Hospitality REIT, Inc.	57,031	823,527
Boston Properties, Inc.	17,146	1,040,248
Crown Castle, Inc.	8,788	900,770
Equity Residential	16,393	1,066,037
Extra Space Storage, Inc.	7,195	1,041,620
Gaming and Leisure Properties, Inc.	20,678	928,442
NNN REIT, Inc.	23,523	982,556
Simon Property Group, Inc.	7,467	1,129,832
WP Carey, Inc.	15,872	895,181
		9,852,676

Large-Cap REITs - 16.5%
AGNC Investment Corporation	105,023	1,007,170
Annaly Capital Management, Inc.	52,223	1,028,793
Blackstone Mortgage Trust, Inc. - Class A	42,067	733,648
Healthcare Realty Trust, Inc.	64,722	1,050,438
Healthpeak Properties, Inc.	101,174	2,013,363
Kilroy Realty Corporation	30,504	1,022,799
National Storage Affiliates Trust	27,777	1,016,083
Omega Healthcare Investors, Inc.	29,048	939,122
Rithm Capital Corporation	91,589	1,026,713
Starwood Property Trust, Inc.	47,052	914,691
		10,752,820

Mid-Cap REITs - 27.5%(a)
Apollo Commercial Real Estate Finance, Inc.	69,319	700,122
Arbor Realty Trust, Inc.	60,737	830,882
Broadstone Net Lease, Inc.	47,384	727,344
Chimera Investment Corporation	48,990	582,985
Claros Mortgage Trust, Inc.	63,984	504,834
Easterly Government Properties, Inc.	64,730	766,403
Ellington Financial, Inc.	57,089	691,919
EPR Properties	16,404	673,220
Franklin BSP Realty Trust, Inc.	57,522	732,830
Global Net Lease, Inc.	84,616	632,928
Highwoods Properties, Inc.	40,939	1,063,186
Innovative Industrial Properties, Inc.	9,253	997,288
Ladder Capital Corporation	67,366	753,152
LTC Properties, Inc.	22,845	785,868
Medical Properties Trust, Inc.	163,175	874,618
MFA Financial, Inc.	70,538	754,756
Outfront Media, Inc.	59,462	859,226
PennyMac Mortgage Investment Trust	53,219	728,036
Ready Capital Corporation	74,323	616,881
Sabra Health Care REIT, Inc.	51,136	745,563
Service Properties Trust	104,980	564,792
SL Green Realty Corporation	22,177	1,174,716
Two Harbors Investment Corporation	53,547	688,079
Uniti Group, Inc.	136,686	431,928
		17,881,556

Small-Cap REITs - 29.4%(a)
AFC Gamma, Inc.	64,065	752,764
Alexander's, Inc.	3,963	840,949
Ares Commercial Real Estate Corporation	74,488	518,436
Armada Hoffler Properties, Inc.	69,973	793,494
ARMOUR Residential REIT, Inc.	42,566	823,226
Braemar Hotels & Resorts, Inc.	349,469	975,018
Brandywine Realty Trust	183,818	847,401
BrightSpire Capital, Inc.	114,417	692,223
Cherry Hill Mortgage Investment Corporation	189,501	685,994
City Office REIT, Inc.	169,549	835,877
CTO Realty Growth, Inc.	44,877	797,015
Dynex Capital, Inc.	65,056	796,936
Ellington Residential Mortgage REIT	121,851	860,268
Gladstone Commercial Corporation	60,773	874,523
Global Medical REIT, Inc.	76,072	706,709
Granite Point Mortgage Trust, Inc.	140,570	442,795
Invesco Mortgage Capital, Inc.	92,928	863,301
KKR Real Estate Finance Trust, Inc.	61,262	579,539
Office Properties Income Trust	147,824	338,517
One Liberty Properties, Inc.	37,574	881,862
Orchid Island Capital, Inc.	100,842	857,157
Piedmont Office Realty Trust, Inc. - Class A	120,793	880,581
Sachem Capital Corporation	208,748	630,419
TPG RE Finance Trust, Inc.	131,072	1,124,598
Universal Health Realty Income Trust	18,898	710,187
		19,109,789
TOTAL COMMON STOCKS (Cost $64,299,094)		57,596,841

PREFERRED STOCKS - 10.6%	Shares	Value
Preferreds Issued by U.S. REITs - 10.6%
AGNC Investment Corporation, Series C, 10.70% (3 mo. Term SOFR + 5.37%), Perpetual(c)	8,038	208,988
Annaly Capital Management, Inc.	–	$–
Series F, 10.56% (3 mo. Term SOFR + 5.25%), Perpetual(c)	8,018	207,105
Series G, 9.74% (3 mo. Term SOFR + 4.43%), Perpetual(c)	8,173	210,700
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	12,522	226,648
ARMOUR Residential REIT, Inc., Series C, 7.00%, Perpetual	10,662	220,810
Chimera Investment Corporation	–	$–
Series B, 11.35% (3 mo. Term SOFR + 6.05%), Perpetual(c)	9,431	236,529
Series C, 7.75% to 2025-09-30 then 3 mo. LIBOR US + 4.74%, Perpetual(c)(d)	11,217	256,308
Series D, 10.90% (3 mo. Term SOFR + 5.60%), Perpetual(c)	9,703	242,284
DiamondRock Hospitality Company, 8.25%, Perpetual	8,074	207,502
Global Net Lease, Inc.	–	$–
Series A, 7.25%, Perpetual	11,595	236,074
Series B, 6.88%, Perpetual	11,826	230,607
Series D, 7.50%, Perpetual	11,109	224,291
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual	17,605	249,463
Invesco Mortgage Capital, Inc., Series C, 7.50% to 2027-09-27 then 3 mo. LIBOR US + 5.29%, Perpetual(c)(d)	9,754	224,927
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	11,600	223,300
MFA Financial, Inc., Series C, 6.50% to 2025-03-31 then 3 mo. LIBOR US + 5.35%, Perpetual(c)(d)	10,560	256,291
New York Mortgage Trust, Inc.	–	$–
Series D, 8.00% to 2027-10-15 then 3 mo. LIBOR US + 5.70%, Perpetual(c)(d)	10,601	229,088
Series E, 7.88% to 2025-01-15 then 3 mo. LIBOR US + 6.43%, Perpetual(c)(d)	9,346	222,435
PennyMac Mortgage Investment Trust	–	$–
Series B, 8.00%, Perpetual	9,391	216,181
Series C, 6.75%, Perpetual	11,801	224,809
Rithm Capital Corporation	–	$–
Series B, 7.13% to 2024-08-15 then 3 mo. LIBOR US + 5.64%, Perpetual(c)(d)	9,158	230,415
Series C, 6.38% to 2025-02-15 then 3 mo. LIBOR US + 4.97%, Perpetual(c)(d)	10,441	247,243
Series D, 7.00% to 2026-11-15 then 5 yr. CMT Rate + 6.22%, Perpetual(c)	9,826	229,437
RLJ Lodging Trust, Series A, 1.95%, Perpetual(e)	8,666	215,957
SL Green Realty Corporation, Series I, 6.50%, Perpetual	11,852	250,551
Summit Hotel Properties, Inc., Series E, 6.25%, Perpetual	10,520	221,762
Two Harbors Investment Corporation	–	$–
Series B, 7.63% to 2027-07-27 then 3 mo. LIBOR US + 5.35%, Perpetual(c)(d)	10,337	241,886
Series C, 7.25% to 2025-01-27 then 3 mo. LIBOR US + 5.01%, Perpetual(c)(d)	10,054	240,592
Vornado Realty Trust	–	$–
Series M, 5.25%, Perpetual	13,798	210,695
Series N, 5.25%, Perpetual	13,833	211,092
TOTAL PREFERRED STOCKS (Cost $6,361,693)		6,853,970

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Government Obligations Fund - Class X, 5.24%(b)	551,886	551,886
TOTAL SHORT-TERM INVESTMENTS (Cost $551,886)		551,886

TOTAL INVESTMENTS - 99.9% (Cost $71,212,673)		$65,002,697
Other Assets in Excess of Liabilities - 0.1%		90,033
TOTAL NET ASSETS - 100.0%		$65,092,730

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
The Fund’s Index, and consequently the Fund, is expected to concentrate its investments in real estate-related industries. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2024.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(e)	Convertible security.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Hoya Capital High Dividend Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$57,596,841	$–	$–	$57,596,841
Preferred Stocks	6,853,970	–	–	6,853,970
Money Market Funds	551,886	–	–	551,886
Total Assets	$65,002,697	$–	$–	$65,002,697

Refer to the Schedule of Investments for breakout of investments by sector classifications. For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.